DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Jan. 03, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE FINANCIAL INSTRUMENTS
DERIVATIVE FINANCIAL INSTRUMENTS
The Company is exposed to market risk from changes in foreign currency exchange rates, interest rates, stock prices and commodity prices. As part of the Company’s risk management program, a variety of financial instruments such as interest rate swaps, currency swaps, purchased currency options, foreign exchange contracts and commodity contracts, are used to mitigate interest rate exposure, foreign currency exposure and commodity price exposure.
Financial instruments are not utilized for speculative purposes. If the Company elects to do so and if the instrument meets the criteria specified in ASC 815, Derivatives and Hedging, management designates its derivative instruments as cash flow hedges, fair value hedges or net investment hedges. Generally, commodity price exposures are not hedged with derivative financial instruments and instead are actively managed through customer pricing initiatives, procurement-driven cost reduction initiatives and other productivity improvement projects.
A summary of the fair value of the Company’s derivatives recorded in the Consolidated Balance Sheets at January 3, 2015 and December 28, 2013 follows (in millions):

	Balance Sheet Classification	2014	2013	Balance Sheet Classification	2014	2013
Derivatives designated as hedging instruments:
Interest Rate Contracts Cash Flow	LT other assets	—	—	LT other liabilities	$34.3	—
Interest Rate Contracts Fair Value	Other current assets	13.2	21.7	Accrued expenses	1.1	3.3
	LT other assets	—	—	LT other liabilities	19.1	139.3
Foreign Exchange Contracts Cash Flow	Other current assets	43.3	3.7	Accrued expenses	1.7	0.3
Net Investment Hedge	Other current assets	75.4	1.4	Accrued expenses	0.1	52.6
		$131.9	$26.8		$56.3	$195.5
Derivatives not designated as hedging instruments:
Foreign Exchange Contracts	Other current assets	$12.3	$64.9	Accrued expenses	$92.1	$10.4
	LT other assets	—	—	LT other liabilities	—	6.4
		$12.3	$64.9		$92.1	$16.8

The counterparties to all of the above mentioned financial instruments are major international financial institutions. The Company is exposed to credit risk for net exchanges under these agreements, but not for the notional amounts. The credit risk is limited to the asset amounts noted above. The Company limits its exposure and concentration of risk by contracting with diverse financial institutions and does not anticipate non-performance by any of its counterparties. Further, as more fully discussed in Note M, Fair Value Measurements, the Company considers non-performance risk of its counterparties at each reporting period and adjusts the carrying value of these assets accordingly. The risk of default is considered remote.
In 2014 and 2013, significant cash flows related to derivatives including those that are separately discussed in Cash Flow Hedges, Fair Value Hedges and Net Investment Hedges below resulted in net cash paid of $14.6 million and cash received of $27.4 million, respectively.
CASH FLOW HEDGES — There was a $50.9 million and a $77.3 million after-tax loss as of January 3, 2015 and December 28, 2013, respectively, reported for cash flow hedge effectiveness in Accumulated other comprehensive loss. An after-tax gain of $12.6 million is expected to be reclassified to earnings as the hedged transactions occur or as amounts are amortized within the next twelve months. The ultimate amount recognized will vary based on fluctuations of the hedged currencies and interest rates through the maturity dates.

The tables below detail pre-tax amounts reclassified from Accumulated other comprehensive income (loss) into earnings for active derivative financial instruments during the periods in which the underlying hedged transactions affected earnings for the twelve months ended January 3, 2015 and December 28, 2013 (in millions):

Year-to-date 2014 (In millions)	Gain (Loss) Recorded in OCI	Classification of Gain (Loss) Reclassified from OCI to Income	Gain (Loss) Reclassified from OCI to Income (Effective Portion)	Gain (Loss) Recognized in Income (Ineffective Portion*)
Interest Rate Contracts	$(34.3)	Interest Expense	$—	$—
Foreign Exchange Contracts	$40.6	Cost of sales	$0.2	$—

Year-to-date 2013 (In millions)	Gain (Loss) Recorded in OCI	Classification of Gain (Loss) Reclassified from OCI to Income	Gain (Loss) Reclassified from OCI to Income (Effective Portion)	Gain (Loss) Recognized in Income (Ineffective Portion*)
Foreign Exchange Contracts	$5.1	Cost of sales	$(3.4)	$—

* Includes ineffective portion and amount excluded from effectiveness testing on derivatives.
For 2014 and 2013, the hedged items’ impact to the Consolidated Statement of Operations was a loss of $0.2 million and a gain of $3.4 million, respectively, in Cost of Sales. There was no impact related to the interest rate contracts’ hedged items for any period presented.
During 2014, 2013 and 2012, an after-tax loss of $7.5 million, $11.7 million and $2.9 million, respectively, was reclassified from Accumulated other comprehensive income (loss) into earnings (inclusive of the gain/loss amortization on terminated derivative financial instruments) during the periods in which the underlying hedged transactions affected earnings.
Interest Rate Contracts: The Company enters into interest rate swap agreements in order to obtain the lowest cost source of funds within a targeted range of variable to fixed-rate debt proportions. As of January 3, 2015, the Company had $400 million of forward starting swaps outstanding which were executed in 2014. The objective of the hedges is to offset the expected variability on future payments associated with the interest rate on debt instruments expected to be issued in 2018. Gains or losses on the swaps are recorded in Accumulated other comprehensive loss and will be subsequently reclassified into earnings as the future interest expense is recognized in earnings or as ineffectiveness occurs. At December 28, 2013, all interest rate swaps designated as cash flow hedges were terminated as discussed below.
In 2012, the Company terminated forward starting interest rate swaps with an aggregate notional amount of $400 million fixing 10 years of interest payments at 4.78%. The objective of the hedges was to offset the expected variability on future payments associated with the interest rate on debt instruments. The terminations resulted in cash payments of $102.6 million, which were recorded in Accumulated other comprehensive loss and will be amortized to earnings over future periods. The cash flows stemming from the termination of such interest rate swaps designated as cash flow hedges are presented within financing activities in the Consolidated Statements of Cash Flows.
Foreign Currency Contracts
Forward Contracts: Through its global businesses, the Company enters into transactions and makes investments denominated in multiple currencies that give rise to foreign currency risk. The Company and its subsidiaries regularly purchase inventory from subsidiaries with non-US dollar functional currencies which creates currency-related volatility in the Company’s results of operations. The Company utilizes forward contracts to hedge these forecasted purchases and sales of inventory. Gains and losses reclassified from Accumulated other comprehensive loss for the effective and ineffective portions of the hedge as well as any amounts excluded from effectiveness testing are recorded in Cost of sales. Gains and losses incurred after a hedge has been de-designated are not recorded in Accumulated other comprehensive income (loss), but are recorded directly to the Consolidated Statements of Operations in Other-net. At January 3, 2015, the notional value of the forward currency contracts outstanding was $369.5 million, maturing on various dates through 2015. At December 28, 2013, the notional value of the forward currency contracts outstanding was $270.1 million, maturing on various dates in 2014.
Purchased Option Contracts: The Company and its subsidiaries enter into various inter-company transactions whereby the notional values are denominated in currencies other than the functional currencies of the party executing the trade. In order to better match the cash flows of its inter-company obligations with cash flows from operations, the Company enters into purchased option contracts. Gains and losses reclassified from Accumulated other comprehensive income (loss) for the effective and ineffective portions of the hedge as well as any amounts excluded from effectiveness testing are recorded in Cost of sales. At January 3, 2015, the notional value of option contracts outstanding was $185.0 million, maturing on various dates through 2015. As of December 28, 2013, the notional value of purchased option contracts was $120.0 million, maturing on various dates in 2014.
FAIR VALUE HEDGES
Interest Rate Risk: In an effort to optimize the mix of fixed versus floating rate debt in the Company’s capital structure, the Company enters into interest rate swaps. In 2014, the Company entered into interest rate swaps on the first five years of the Company's $400 million 5.75% notes due 2053. In 2012, the Company entered into interest rate swaps with notional values which equaled the Company's$400 million 3.40% notes due 2021 and $150 million 7.05% notes due 2028. These interest rate swaps effectively converted the Company's fixed rate debt to floating rate debt based on LIBOR, thereby hedging the fluctuation in fair value resulting from changes in interest rates.
Previously, the Company entered into interest rate swaps related to certain of its notes payable which were subsequently terminated as discussed below.
In 2014, the Company terminated $400 million of interest rate swaps hedging the Company's $400 million 5.20% notes due 2040. These terminations resulted in cash payments of $33.4 million and the resulting loss of $38.9 million was deferred and will be amortized to earnings over the life of the remaining notes.
In 2012, the Company terminated interest rates swaps with notional values equal to the Company's $300 million 4.75% notes due in 2014, $300 million 5.75% notes due in 2016, $200 million 4.90% notes due in 2012, $250 million 6.15% notes due in 2013 and $400 million 3.40% notes due in 2021. These terminations resulted in cash receipts of $58.2 million. The resulting gain of $44.7 million was deferred and will be amortized to earnings over the remaining life of the notes.
In 2013, the Company repurchased the $300 million 5.75% notes due in 2016 and, as a result, $8.1 million of the previously deferred gain was recognized in earnings at that time. In 2012, the Company repurchased the $250 million 6.15% notes due in 2013 and $300 million 4.75% notes due in 2014 and, as a result, $11.1 million of the previously deferred gain was recognized in earnings at that time.
The changes in fair value of the interest rate swaps during the period were recognized in earnings as well as the offsetting changes in fair value of the underlying notes. The notional value of open contracts was $950.0 million as of both January 3, 2015 and December 28, 2013. A summary of the fair value adjustments relating to these swaps is as follows (in millions):

	Year-to-Date 2014		Year-to-Date 2013
Income Statement Classification	Gain/(Loss) on Swaps*	Gain /(Loss) on Borrowings	Gain/(Loss) on Swaps*	Gain /(Loss) on Borrowings
Interest Expense	$123.5	$(123.9)	$(141.0)	$141.0

* Includes ineffective portion and amount excluded from effectiveness testing on derivatives.
In addition to the fair value adjustments in the table above, the net swap accruals for each period and amortization of the gains on terminated swaps are also reported as a reduction of interest expense and totaled $19.2 million and $31.4 million for 2014 and 2013, respectively. Interest expense on the underlying debt was $54.6 million and $44.7 million for 2014 and 2013, respectively.
NET INVESTMENT HEDGES
Foreign Exchange Contracts: The Company utilizes net investment hedges to offset the translation adjustment arising from re-measurement of its investment in the assets and liabilities of its foreign subsidiaries. The total after-tax amounts in Accumulated other comprehensive loss were losses of $37.2 million and $76.8 million at January 3, 2015 and December 28, 2013, respectively. As of January 3, 2015, the Company had foreign exchange contracts that mature on various dates through 2015 with notional values totaling $1.3 billion outstanding hedging a portion of its British pound sterling, Mexican peso, Japanese yen, and Canadian dollar denominated net investment. As of December 28, 2013, the Company had foreign exchange contracts maturing on various dates through 2014 with notional values totaling $979.0 million outstanding hedging a portion of its pound sterling denominated net investment. For the year ended January 3, 2015 and December 28, 2013, maturing foreign exchange contracts resulted in net cash paid of $61.4 million and net cash receipts of $3.6 million, respectively. Gains and losses on net investment hedges remain in Accumulated other comprehensive income (loss) until disposal of the underlying assets. The pre-tax gain or loss from fair value changes was as follows (in millions):

	Year-to-Date 2014			Year-to-Date 2013
Income Statement Classification	Amount Recorded in OCI Gain (Loss)	Effective Portion Recorded in Income Statement	Ineffective Portion* Recorded in Income Statement	Amount Recorded in OCI Gain (Loss)	Effective Portion Recorded in Income Statement	Ineffective Portion* Recorded in Income Statement
Other-net	$64.0	$—	$—	$(21.8)	$—	$—
*Includes ineffective portion and amount excluded from effectiveness testing.
UNDESIGNATED HEDGES
Foreign Exchange Contracts: Currency swaps and foreign exchange forward contracts are used to reduce risks arising from the change in fair value of certain foreign currency denominated assets and liabilities (such as affiliate loans, payables and receivables). The objective of these practices is to minimize the impact of foreign currency fluctuations on operating results. The total notional amount of the contracts outstanding at January 3, 2015 was $1.9 billion of forward contracts maturing on various dates through 2015. As of January 3, 2015, there were no currency swaps as the Company terminated its currency swap in July 2014, resulting in a cash payment of $0.5 million. The total notional amount of the contracts outstanding at December 28, 2013 was $2.2 billion of forward contracts and $107.7 million in currency swaps, maturing on various dates through 2014. The income statement impacts related to derivatives not designated as hedging instruments for 2014 and 2013 are as follows (in millions):

Derivatives Not Designated as Hedging Instruments under ASC 815	Income Statement Classification	Year-to-Date 2014 Amount of Gain (Loss) Recorded in Income on Derivative	Year-to-Date 2013 Amount of Gain (Loss) Recorded in Income on Derivative
Foreign Exchange Contracts	Other-net	$(75.1)	$39.6